Earnings/(loss) per share - Schedule of Calculation of Basic and Diluted Earnings Per Share (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income/(loss)	$ 10,473,210	$ (2,748,367)	$ 9,291,912
Less: Down round deemed dividend on Series A Perpetual Convertible Preferred Shares (Note 8)	(5,484,000)	(4,578,000)	(171,968)
Less: Undistributed earnings allocated to non-vested shares	(45,539)	0	(184,659)
Less: Undistributed earnings allocated to non-vested shares	(45,539)	0	(75,578)
Change in fair value of warrants, Diluted	(9,035,642)
Net income/(loss) attributable to common shareholders, basic	4,183,254	(8,088,867)	8,531,118
Net income/(loss) attributable to common shareholders, diluted	$ 1,392,029	$ (8,088,867)	$ 9,216,334
Weighted average number of shares outstanding, basic	89,967	23,007	181
Weighted average number of shares outstanding, diluted	$ 89,967	$ 23,007	$ 181
Warrants, Diluted	13,387
Effect of dilutive shares , Diluted	$ 260,088	$ 0	$ 306
Weighted average number of shares outstanding, diluted	350,055	23,007	487
Earnings/(loss) per share, basic	$ 46.5	$ (351.58)	$ 47,133.25
Earnings/(loss) per share, diluted	$ 3.98	$ (351.58)	$ 18,911.99
Series A Perpetual Convertible Preferred Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Less: Cumulative dividends on Series A Perpetual Convertible Preferred Shares	$ (760,417)	$ (762,500)	$ (404,167)
Series A Perpetual Convertible Preferred Shares , Diluted	$ 246,701	$ 0	$ 306